Note 6 - Stock-based Awards (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 26, 2014	Jul. 25, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.69	$ 0.56
Share Price	$ 0.71
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 13
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	900
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 109 days
Director Option Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	450,000
Number of Options Automatically Granted Annually per Outside Director	10,000
Number of Stock Options Granted to New Outside Directors in a One-Time Grant	10,000
Stock Incentive Plan 2000 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,500,000
Stock Incentive Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			7,000,000	5,000,000
Restricted Stock [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 328 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 400